Business Segment (Tables)	12 Months Ended
Dec. 31, 2015
Business Segment Information
Business segment information
		TDS Telecom
Year Ended or as of December 31, 2015	U.S. Cellular	Wireline	Cable	HMS	TDS Telecom Eliminations	TDS Telecom Total	Corporate, Eliminations and Other	Total
(Dollars in thousands)
Operating revenues
Service	$3,350,431	$698,938	$174,529	$116,810	$(4,621)	$985,656	$(14,118)	$4,321,969
Equipment and product sales	646,422	1,965	437	169,985	–	172,387	35,463	854,272
Total operating revenues	3,996,853	700,903	174,966	286,795	(4,621)	1,158,043	21,345	5,176,241
Cost of services (excluding Depreciation, amortization
and accretion expense reported below)	775,042	254,879	78,758	85,163	(4,334)	414,466	1,402	1,190,910
Cost of equipment and products	1,052,810	2,212	169	142,927	–	145,308	25,913	1,224,031
Selling, general and administrative	1,493,730	193,850	53,738	47,104	(287)	294,405	(7,672)	1,780,463
Depreciation, amortization and accretion	606,455	165,841	35,271	26,948	–	228,060	9,846	844,361
(Gain) loss on asset disposals, net	16,313	5,094	691	89	–	5,874	(11)	22,176
(Gain) loss on sale of business and other exit costs, net	(113,555)	(9,530)	–	–	–	(9,530)	(12,802)	(135,887)
(Gain) loss on license sales and exchanges	(146,884)	–	–	–	–	–	–	(146,884)
Operating income (loss)	312,942	88,557	6,339	(15,436)	–	79,460	4,669	397,071
Equity in earnings of unconsolidated entities	140,083	17	–	–	–	17	(24)	140,076
Interest and dividend income	36,332	2,193	37	35	–	2,265	186	38,783
Interest expense	(86,194)	1,133	458	(2,329)	–	(738)	(54,787)	(141,719)
Other, net	466	(22)	3	(98)	–	(117)	42	391
Income (loss) before income taxes	403,629	91,878	6,837	(17,828)	–	80,887	(49,914)	434,602
Income tax expense (benefit)¹	156,334					34,972	(19,314)	171,992
Net income (loss)	247,295					45,915	(30,600)	262,610
Add back:
Depreciation, amortization and accretion	606,455	165,841	35,271	26,948	–	228,060	9,846	844,361
(Gain) loss on asset disposals, net	16,313	5,094	691	89	–	5,874	(11)	22,176
(Gain) loss on sale of business and other exit costs, net	(113,555)	(9,530)	–	–	–	(9,530)	(12,802)	(135,887)
(Gain) loss on license sales and exchanges	(146,884)	–	–	–	–	–	–	(146,884)
Interest expense	86,194	(1,133)	(458)	2,329	–	738	54,787	141,719
Income tax expense (benefit)¹	156,334					34,972	(19,314)	171,992
Adjusted EBITDA[2]	$852,152	$252,150	$42,341	$11,538	$–	$306,029	$1,906	$1,160,087

Investments in unconsolidated entities	$363,384	$3,802	$–	$–	$–	$3,802	$34,534	$401,720
Total assets	$7,059,978	$1,312,394	$577,788	$285,929	$–	$2,176,111	$186,373	$9,422,462
Capital expenditures	$533,053	$140,433	$51,573	$27,059	$–	$219,065	$7,250	$759,368

		TDS Telecom
Year Ended or as of December 31, 2014	U.S. Cellular	Wireline	Cable	HMS	TDS Telecom Eliminations	TDS Telecom Total	Corporate, Eliminations and Other	Total
(Dollars in thousands)
Operating revenues
Service	$3,397,937	$714,586	$116,855	$109,766	$(3,697)	$937,510	$(6,793)	$4,328,654
Equipment and product sales	494,810	1,836	–	148,966	–	150,802	35,172	680,784
Total operating revenues	3,892,747	716,422	116,855	258,732	(3,697)	1,088,312	28,379	5,009,438
Cost of services (excluding Depreciation, amortization
and accretion expense reported below)	769,911	256,878	54,265	77,392	(3,504)	385,031	9,716	1,164,658
Cost of equipment and products	1,192,669	2,336	–	126,362	–	128,698	25,444	1,346,811
Selling, general and administrative	1,591,914	189,956	36,175	53,020	(193)	278,958	(5,065)	1,865,807
Depreciation, amortization and accretion	605,997	169,044	23,643	26,912	–	219,599	10,936	836,532
Loss on impairment of assets	–	–	–	84,000	–	84,000	3,802	87,802
(Gain) loss on asset disposals, net	21,469	2,091	2,482	181	–	4,754	308	26,531
(Gain) loss on sale of business and other exit costs, net	(32,830)	(2,357)	–	–	–	(2,357)	19,341	(15,846)
(Gain) loss on license sales and exchanges	(112,993)	–	–	–	–	–	–	(112,993)
Operating income (loss)	(143,390)	98,474	290	(109,135)	–	(10,371)	(36,103)	(189,864)
Equity in earnings of unconsolidated entities	129,764	8	–	–	–	8	2,193	131,965
Interest and dividend income	12,148	2,396	8	26	–	2,430	2,379	16,957
Interest expense	(57,386)	2,695	95	(1,602)	–	1,188	(55,199)	(111,397)
Other, net	160	(32)	(1)	12	–	(21)	(24)	115
Income (loss) before income taxes	(58,704)	103,541	392	(110,699)	–	(6,766)	(86,754)	(152,224)
Income tax expense (benefit)¹	(11,782)					17,590	(10,740)	(4,932)
Net income (loss)	(46,922)					(24,356)	(76,014)	(147,292)
Add back:
Depreciation, amortization and accretion	605,997	169,044	23,643	26,912	–	219,599	10,936	836,532
Loss on impairment of assets	–	–	–	84,000	–	84,000	3,802	87,802
(Gain) loss on asset disposals, net	21,469	2,091	2,482	181	–	4,754	308	26,531
(Gain) loss on sale of business and other exit costs, net	(32,830)	(2,357)	–	–	–	(2,357)	19,341	(15,846)
(Gain) loss on license sales and exchanges	(112,993)	–	–	–	–	–	–	(112,993)
Interest expense	57,386	(2,695)	(95)	1,602	–	(1,188)	55,199	111,397
Income tax expense (benefit)¹	(11,782)					17,590	(10,740)	(4,932)
Adjusted EBITDA[2]	$480,325	$269,624	$26,422	$1,996	$–	$298,042	$2,832	$781,199

Investments in unconsolidated entities	$283,014	$3,803	$–	$–	$–	$3,803	$34,912	$321,729
Total assets[3]	$6,462,309	$1,419,478	$563,585	$268,972	$–	$2,252,035	$140,078	$8,854,422
Capital expenditures	$557,615	$135,805	$35,640	$36,618	$–	$208,063	$4,899	$770,577

		TDS Telecom
Year Ended or as of December 31, 2013	U.S. Cellular	Wireline	Cable	HMS	TDS Telecom Eliminations	TDS Telecom Total	Corporate, Eliminations and Other	Total
(Dollars in thousands)
Operating revenues
Service	$3,594,773	$723,372	$35,883	$94,875	$(1,063)	$853,067	$(4,349)	$4,443,491
Equipment and product sales	324,063	3,195	–	90,741	–	93,936	39,746	457,745
Total operating revenues	3,918,836	726,567	35,883	185,616	(1,063)	947,003	35,397	4,901,236
Cost of services (excluding Depreciation, amortization
and accretion reported below)	763,435	266,635	17,274	60,423	(1,000)	343,332	11,416	1,118,183
Cost of equipment and products	999,000	3,831	–	75,991	–	79,822	28,311	1,107,133
Selling, general and administrative	1,677,395	220,097	11,054	44,945	(63)	276,033	(5,650)	1,947,778
Depreciation, amortization and accretion	803,781	170,868	7,571	24,262	–	202,701	11,595	1,018,077
(Gain) loss on asset disposals, net	30,606	130	28	125	–	283	(48)	30,841
(Gain) loss on sale of business and other exit costs, net	(246,767)	–	–	–	–	–	(53,889)	(300,656)
(Gain) loss on license sales and exchanges	(255,479)	–	–	–	–	–	–	(255,479)
Operating income (loss)	146,865	65,006	(44)	(20,130)	–	44,832	43,662	235,359
Equity in earnings of unconsolidated entities	131,949	19	–	–	–	19	746	132,714
Interest and dividend income	3,961	1,759	2	63	–	1,824	3,307	9,092
Gain (loss) on investments	18,556	830	–	–	–	830	(4,839)	14,547
Interest expense	(43,963)	3,265	(74)	(1,626)	–	1,565	(56,413)	(98,811)
Other, net	288	(214)	–	29	–	(185)	(140)	(37)
Income (loss) before income taxes	257,656	70,665	(116)	(21,664)	–	48,885	(13,677)	292,864
Income tax expense (benefit)¹	113,134					19,084	(6,175)	126,043
Net income (loss)	144,522					29,801	(7,502)	166,821
Add back:
Depreciation, amortization and accretion	803,781	170,868	7,571	24,262	–	202,701	11,595	1,018,077
(Gain) loss on asset disposals, net	30,606	130	28	125	–	283	(48)	30,841
(Gain) loss on sale of business and other exit costs, net	(246,767)	–	–	–	–	–	(53,889)	(300,656)
(Gain) loss on license sales and exchanges	(255,479)	–	–	–	–	–	–	(255,479)
Gain (loss) on investments	(18,556)	(830)	–	–	–	(830)	4,839	(14,547)
Interest expense	43,963	(3,265)	74	1,626	–	(1,565)	56,413	98,811
Income tax expense (benefit)¹	113,134					19,084	(6,175)	126,043
Adjusted EBITDA[2]	$615,204	$237,568	$7,557	$4,349	$–	$249,474	$5,233	$869,911

Investments in unconsolidated entities	$265,585	$3,809	$–	$–	$–	$3,809	$32,378	$301,772
Total assets[3]	$6,430,255	$1,452,502	$278,969	$328,397	$–	$2,059,868	$370,905	$8,861,028
Capital expenditures	$737,501	$140,009	$8,375	$16,474	$–	$164,858	$7,301	$909,660

[1]	Income tax expense (benefit) is not provided at the individual segment level for Wireline, Cable and HMS. TDS calculates income tax expense for “TDS Telecom Total”.

[2]

Adjusted earnings before interest, taxes, depreciation, amortization and accretion (“Adjusted EBITDA”) is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance.  Adjusted EBITDA is defined as net income, adjusted for the items set forth in the reconciliation above. Adjusted EBITDA excludes these items in order to show operating results on a more comparable basis from period to period.  From time to time, TDS may also exclude other items from Adjusted EBITDA if such items help reflect operating results on a more comparable basis.  TDS does not intend to imply that any of such items that are excluded are non-recurring, infrequent or unusual; such items may occur in the future.  TDS believes Adjusted EBITDA is a useful measure of TDS’ operating results before significant recurring non-cash charges, discrete gains and losses, and other items as indicated above.

[3]

ASU 2015-03, regarding simplification of the presentation of debt issuance costs, was adopted as of December 31, 2015 and applied retrospectively.  All prior year numbers have been revised to conform to this standard.